Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES INC
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Supplement [Text Block]	isi1_SupplementTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated March 31, 2017

to the Prospectus dated March 1, 2017 (the “Prospectus”) and the Statement of Additional Information dated March 1, 2017 (the “SAI”)

for the iShares Emerging Markets Corporate Bond ETF (CEMB) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or around June 1, 2017:

	Current	New
Fund Name	iShares Emerging Markets Corporate Bond ETF	iShares J.P. Morgan EM Corporate Bond ETF
Underlying Index	Morningstar® Emerging Markets Corporate Bond IndexSM	J.P. Morgan CEMBI Broad Diversified Core Index
Investment Objective	The iShares Emerging Markets Corporate Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market corporate bonds.	The iShares J.P. Morgan EM Corporate Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market corporate bonds.
Index Provider	Morningstar, Inc.	JPMorgan Chase & Co.

Change in the Fund’s Principal Investment Strategies

The first three paragraphs on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the J.P. Morgan CEMBI Broad Diversified Core Index (the “Underlying Index”), which tracks the performance of the U.S. dollar-denominated emerging market corporate bond market. All bonds included in the Underlying Index are selected according to a set of rule-based inclusion criteria regarding issue size, bond type, maturity, and liquidity. The securities included in the Underlying Index are rebalanced on the last U.S. business day of each month. Eligible countries included in the Underlying Index are determined by JPMorgan Chase & Co. or its affiliates (the “Index Provider” or “J.P. Morgan”) based on the Index Provider’s definition of emerging market countries.

The Underlying Index includes bonds issued by corporations based in Latin American, Eastern European, Middle Eastern/African, and Asian countries (excluding Japan) that meet certain criteria to be classified as emerging market countries by J.P. Morgan’s index methodology. To be considered an emerging market, a country’s Gross National Income (“GNI”) per capita must be below the J.P. Morgan Index Income Ceiling (“IIC”) for three consecutive years to be eligible for inclusion. The IIC is defined as the GNI per capita level that is adjusted every year by the growth rate of the World GNI per capita, Atlas method (current U.S. dollars), provided by the World Bank annually. Once the universe of emerging markets countries has been defined, the eligible securities from these countries must be selected for inclusion in the Underlying Index. Bonds are eligible for inclusion in the Underlying Index if (i) the issuer is headquartered in an emerging market country, (ii) the issue is 100% guaranteed by an entity within an emerging market economy, or (iii) 100% of the issuer’s operating assets are located within emerging market economies. Eligible individual securities must have a minimum outstanding face value of $500 million or more. All securities included in the Underlying Index must be U.S. dollar-denominated bonds with a minimum of 5 years to maturity or greater to enter the Underlying Index and a remaining maturity of 2 years or greater at the time of rebalancing to remain in the Underlying Index. There are no ratings restrictions on either the individual bonds or the country of risk.

The Underlying Index is modified market capitalization-weighted according to J.P. Morgan proprietary weighting methodology, which distributes index weights across countries more evenly than pure market capitalization weighting. As of January 31, 2017, the Underlying Index included issuers located in forty-four countries. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include financials, industrials and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

The sixth full paragraph on page S-3 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by J.P. Morgan, which is independent of the Fund and BFA. J.P. Morgan determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Change in the Fund's Discussion of Principal Risks

The section is amended to delete "Energy Sector Risk."

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
iShares Emerging Markets Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	isi1_SupplementTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated March 31, 2017

to the Prospectus dated March 1, 2017 (the “Prospectus”) and the Statement of Additional Information dated March 1, 2017 (the “SAI”)

for the iShares Emerging Markets Corporate Bond ETF (CEMB) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or around June 1, 2017:

	Current	New
Fund Name	iShares Emerging Markets Corporate Bond ETF	iShares J.P. Morgan EM Corporate Bond ETF
Underlying Index	Morningstar® Emerging Markets Corporate Bond IndexSM	J.P. Morgan CEMBI Broad Diversified Core Index
Investment Objective	The iShares Emerging Markets Corporate Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market corporate bonds.	The iShares J.P. Morgan EM Corporate Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market corporate bonds.
Index Provider	Morningstar, Inc.	JPMorgan Chase & Co.

Change in the Fund’s Principal Investment Strategies

The first three paragraphs on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the J.P. Morgan CEMBI Broad Diversified Core Index (the “Underlying Index”), which tracks the performance of the U.S. dollar-denominated emerging market corporate bond market. All bonds included in the Underlying Index are selected according to a set of rule-based inclusion criteria regarding issue size, bond type, maturity, and liquidity. The securities included in the Underlying Index are rebalanced on the last U.S. business day of each month. Eligible countries included in the Underlying Index are determined by JPMorgan Chase & Co. or its affiliates (the “Index Provider” or “J.P. Morgan”) based on the Index Provider’s definition of emerging market countries.

The Underlying Index includes bonds issued by corporations based in Latin American, Eastern European, Middle Eastern/African, and Asian countries (excluding Japan) that meet certain criteria to be classified as emerging market countries by J.P. Morgan’s index methodology. To be considered an emerging market, a country’s Gross National Income (“GNI”) per capita must be below the J.P. Morgan Index Income Ceiling (“IIC”) for three consecutive years to be eligible for inclusion. The IIC is defined as the GNI per capita level that is adjusted every year by the growth rate of the World GNI per capita, Atlas method (current U.S. dollars), provided by the World Bank annually. Once the universe of emerging markets countries has been defined, the eligible securities from these countries must be selected for inclusion in the Underlying Index. Bonds are eligible for inclusion in the Underlying Index if (i) the issuer is headquartered in an emerging market country, (ii) the issue is 100% guaranteed by an entity within an emerging market economy, or (iii) 100% of the issuer’s operating assets are located within emerging market economies. Eligible individual securities must have a minimum outstanding face value of $500 million or more. All securities included in the Underlying Index must be U.S. dollar-denominated bonds with a minimum of 5 years to maturity or greater to enter the Underlying Index and a remaining maturity of 2 years or greater at the time of rebalancing to remain in the Underlying Index. There are no ratings restrictions on either the individual bonds or the country of risk.

The Underlying Index is modified market capitalization-weighted according to J.P. Morgan proprietary weighting methodology, which distributes index weights across countries more evenly than pure market capitalization weighting. As of January 31, 2017, the Underlying Index included issuers located in forty-four countries. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include financials, industrials and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

The sixth full paragraph on page S-3 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by J.P. Morgan, which is independent of the Fund and BFA. J.P. Morgan determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Change in the Fund's Discussion of Principal Risks

The section is amended to delete "Energy Sector Risk."

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.